Ordinary share	12 Months Ended
Dec. 31, 2022
Ordinary share
Ordinary share

Note 13 : Ordinary share

During the year ended December 31, 2020, there was no movement with the Company’s issued ordinary shares and outstanding shares.

On March 3, 2021, the Company had stock split in the form of bonus shares at the rate of two ordinary shares for every three ordinary shares held, creating 2,061,900 new shares of common stock.

On January 24, 2022, the Company had stock split in the form of bonus shares at the rate of one ordinary shares for every two ordinary shares held, creating 2,577,373 new shares of common stock, as described in Note 24 to the consolidated financial statements.

Number of outstanding shares at year end of:

	2022		2021

Shares issued	7,899,832	*	7,899,832	*
Less: shares under treasury stock	(167,700)		(167,700)
	7,732,132		7,732,132

* Retroactively restated for effect of the stock splits effected in the form of bonus shares